Debt (Receivables Facility) (Narrative) (Details) (USD $)					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Receivables Facility	Dec. 31, 2012 Receivables Facility	Feb. 29, 2012 Receivables Facility	Dec. 31, 2013 Receivables Facility
Short-term Debt [Line Items]
Accounts receivable securitization facility maximum borrowing capacity			$ 400,000,000		$ 300,000,000	$ 400,000,000
Receivables Facility, maximum commitment limit					500,000,000
Maturity period of the agreement, years					3 years
Securitized accounts receivable	723,100,000	556,500,000
Short-term borrowings	$ 439,797,000	$ 298,987,000	$ 374,000,000	$ 180,000,000
Interest rate on borrowings			0.93%